Acquisition - Fair Value of Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Consideration:
Cash	¥ 547,450
Fair value of the Group's existing equity interests at the time of acquisition	1,255,895
Total consideration transferred	1,803,345
Recognized amounts of identifiable assets acquired and liabilities assumed:
Non-controlling interests	(228,162)
Goodwill	406,951
Ningbo Shanjing and Harbin Shan Shan Chunxiaqiudong Properties Co Ltd [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	172,455
Accounts receivable	11,906
Inventories	390
Other receivables and prepayments	21,158
Property and equipment	1,680,199
Land use rights	481,400
Deferred tax assets, net	22,447
Total assets acquired	2,389,955
Accounts payables	(168,982)
Advances from customers	(69,855)
Accrued expenses and other current liabilities	(128,058)
Deferred income	(93,243)
Deferred tax liabilities	(305,261)
Total liabilities assumed	(765,399)
Net assets acquired	¥ 1,624,556